OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Receivables from escrow agent	$ 1,787
Prepaid expenses	957	418
Grants receivable from the OCS	794	680
Government authorities	453	546
Foreign currency forward and options contracts		330
Accrued interest	417	645
Others	327	534
Other accounts receivable and prepaid expenses	$ 4,735	$ 3,153